Borrowings (Current) - Schedule of Bank term Loan (Details)	12 Months Ended
Mar. 31, 2025
Primary [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	To meet the working capital requirements
Repayment Terms [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	50 equal monthly instalments
Interest Rate [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	9.50% per annum (Floating)
Primary Security [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	Industrial Open land owned by a director, Residential property owned by a director.
Guarantor [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	Personal guarantee of a Director & Lytus Technologies Private Limited